MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Amortized cost	$ 33,098
Gross Unrealized gains (losses) Gains	0
Gross Unrealized gains (losses) Losses	0
Estimated fair value	33,098
Due Between One Year To Three Years [Member]
Amortized cost	33,098
Gross Unrealized gains (losses) Gains	0
Gross Unrealized gains (losses) Losses	0
Estimated fair value	$ 33,098